Common Stock - Warrants (Details) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Number of Warrants Outstanding (in shares)	17,500	17,500	17,500
Exercise Price (in dollars per share)	$ 0.42	$ 0.42	$ 0.42